MEMBERS’ EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
MG Cleaners Llc [Member]
Members' Equity Notes Disclosure [Text Block]
NOTE 6 – MEMBERS’ EQUITY (DEFICIT)

At June 30, 2017, Stephen Christian, our President and Managing Member of MG Cleaners LLC owned 100% of its membership interests.

During the six months ended June 30, 2017 and 2016, the managing member made contributions to the Company totaling $41,784 and $20,856, respectively.

During the six months ended June 30, 2017 and 2016, the Company made distributions to the managing member totaling $128,209 and $95,307, respectively.

NOTE 6 – MEMBERS’ EQUITY (DEFICIT)

At December 31, 2016, Stephen Christian, our President and Managing Member of MG Cleaners LLC owned 100% of its membership interests.

During the years ended December 31, 2016 and 2015, the managing member made contributions to the Company totaling $71,898 and $50,477, respectively.

During the years ended December 31, 2016 and 2015, the Company made distributions to the managing member totaling $239,993 and $450,795, respectively.